Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Troubled Debt Restructuring Loans (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Troubled debt restructuring, number of contracts	2	2
Troubled debt restructuring, recorded investment	$ 151,000	$ 398,000
Troubled debt restructuring, related allowance	4,000	5,000
Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 151,000	$ 398,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Troubled debt restructuring, number of contracts	1	1
Troubled debt restructuring, recorded investment	$ 19,000	$ 265,000
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 19,000	$ 265,000
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Troubled debt restructuring, number of contracts	1	1
Troubled debt restructuring, recorded investment	$ 132,000	$ 133,000
Troubled debt restructuring, related allowance	4,000	5,000
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 132,000	$ 133,000
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Commercial Portfolio Segment [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Commercial Portfolio Segment [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Commercial Portfolio Segment [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Consumer Portfolio Segment [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Consumer Portfolio Segment [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Consumer Portfolio Segment [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment